SHARE BASED COMPENSATION - Deferred Share Units (Details) - DSUs € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) EquityInstruments shares	Dec. 31, 2024 EUR (€) EquityInstruments shares
SHARE BASED COMPENSATION
Value of options granted	€ 0
Granted (in shares) | EquityInstruments	0	0
Share-based compensation charge	€ 0	€ 6
Issuance of share capital upon exercise of DSUs (in shares) | shares	0	198,481
Issuance of share capital upon exercise of DSUs	€ 0	€ 1,016